Commitments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments (Textual) [Abstract]
Total compensation payable	$ 1,000,000
Period within which the lump sum payment made	30 days
Lump sum payment in cash	0.029
Employment agreement period for executive	1 year
Automatic employment renewal period for executive	1 year
Remainder period for current employment agreement	6 months
Rent Expense	$ 55,378	$ 55,382	$ 55,378